Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Counselor Series Trust (Invesco Counselor Series Trust)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000188888 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R6
Trading Symbol	SLESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R6)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1],[2]
Net Assets	$ 207,628,520
Holdings Count | Holding	368
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.

C000021883 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R5
Trading Symbol	SCIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R5)	$40	0.77%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[3],[4]
Net Assets	$ 207,628,520
Holdings Count | Holding	368
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.

C000057286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Investor Class
Trading Symbol	SCNUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Investor Class)	$55	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[5],[6]
Net Assets	$ 207,628,520
Holdings Count | Holding	368
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.

C000071346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class Y
Trading Symbol	SCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class Y)	$42	0.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[7],[8]
Net Assets	$ 207,628,520
Holdings Count | Holding	368
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.

C000021882 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R
Trading Symbol	SCRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R)	$68	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%	[9],[10]
Net Assets	$ 207,628,520
Holdings Count | Holding	368
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.

C000021881 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class C
Trading Symbol	SCCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class C)	$93	1.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.82%	[11],[12]
Net Assets	$ 207,628,520
Holdings Count | Holding	368
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.

C000021879 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class A
Trading Symbol	SCAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class A)	$55	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[13],[14]
Net Assets	$ 207,628,520
Holdings Count | Holding	368
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.

C000032264 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class A
Trading Symbol	AFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class A)	$54	1.09%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[15]
Net Assets	$ 1,979,931,087
Holdings Count | Holding	542
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.

C000032266 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class C
Trading Symbol	AFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class C)	$79	1.59%
*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%	[16]
Net Assets	$ 1,979,931,087
Holdings Count | Holding	542
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.

C000032267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R
Trading Symbol	AFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R)	$66	1.34%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%	[17]
Net Assets	$ 1,979,931,087
Holdings Count | Holding	542
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.

C000071348 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class Y
Trading Symbol	AFRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class Y)	$42	0.84%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[18]
Net Assets	$ 1,979,931,087
Holdings Count | Holding	542
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.

C000032268 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R5
Trading Symbol	AFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R5)	$41	0.82%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[19]
Net Assets	$ 1,979,931,087
Holdings Count | Holding	542
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.

C000120775 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R6
Trading Symbol	AFRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R6)	$37	0.75%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[20]
Net Assets	$ 1,979,931,087
Holdings Count | Holding	542
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.

C000120776 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R6
Trading Symbol	ASRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class R6)	$44	0.85%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[21]
Net Assets	$ 350,210,395
Holdings Count | Holding	102
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.

C000039693 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R5
Trading Symbol	ASRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class R5)	$48	0.92%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[22]
Net Assets	$ 350,210,395
Holdings Count | Holding	102
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.

C000071349 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class Y
Trading Symbol	ASRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class Y)	$54	1.04%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[23]
Net Assets	$ 350,210,395
Holdings Count | Holding	102
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.

C000039692 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class C
Trading Symbol	ASRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class C)	$106	2.04%
*	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.04%	[24]
Net Assets	$ 350,210,395
Holdings Count | Holding	102
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.

C000039690 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class A
Trading Symbol	ASRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class A)	$67	1.29%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%	[25]
Net Assets	$ 350,210,395
Holdings Count | Holding	102
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.

C000076854 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class A
Trading Symbol	ACPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class A)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[26],[27]
Net Assets	$ 5,281,095,316
Holdings Count | Holding	2,163
Investment Company Portfolio Turnover	268.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.

C000076856 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class C
Trading Symbol	CPCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class C)	$76	1.50%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%	[28],[29]
Net Assets	$ 5,281,095,316
Holdings Count | Holding	2,163
Investment Company Portfolio Turnover	268.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.

C000076857 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R
Trading Symbol	CPBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R)	$51	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[30],[31]
Net Assets	$ 5,281,095,316
Holdings Count | Holding	2,163
Investment Company Portfolio Turnover	268.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.

C000076858 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	CPBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class Y)	$25	0.50%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[32],[33]
Net Assets	$ 5,281,095,316
Holdings Count | Holding	2,163
Investment Company Portfolio Turnover	268.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.

C000076859 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R5
Trading Symbol	CPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R5)	$25	0.49%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[34],[35]
Net Assets	$ 5,281,095,316
Holdings Count | Holding	2,163
Investment Company Portfolio Turnover	268.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.

C000120777 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	CPBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R6)	$22	0.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[36],[37]
Net Assets	$ 5,281,095,316
Holdings Count | Holding	2,163
Investment Company Portfolio Turnover	268.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.

C000120778 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R6
Trading Symbol	IEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R6)	$21	0.41%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[38]
Net Assets	$ 13,150,050,450
Holdings Count | Holding	381
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000084370 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R5
Trading Symbol	ACEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R5)	$25	0.48%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[39]
Net Assets	$ 13,150,050,450
Holdings Count | Holding	381
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000084369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class Y
Trading Symbol	ACETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class Y)	$26	0.51%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[40]
Net Assets	$ 13,150,050,450
Holdings Count | Holding	381
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000084371 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R
Trading Symbol	ACESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R)	$52	1.01%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[41]
Net Assets	$ 13,150,050,450
Holdings Count | Holding	381
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000084368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class C
Trading Symbol	ACERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class C)	$75	1.45%
*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%	[42]
Net Assets	$ 13,150,050,450
Holdings Count | Holding	381
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000084366 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class A
Trading Symbol	ACEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class A)	$39	0.76%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[43]
Net Assets	$ 13,150,050,450
Holdings Count | Holding	381
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000084376 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class A
Trading Symbol	ACGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class A)	$40	0.77%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[44]
Net Assets	$ 4,370,929,716
Holdings Count | Holding	83
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.

C000084378 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class C
Trading Symbol	ACGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class C)	$78	1.49%
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%	[45]
Net Assets	$ 4,370,929,716
Holdings Count | Holding	83
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.

C000084381 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R
Trading Symbol	ACGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R)	$53	1.02%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[46]
Net Assets	$ 4,370,929,716
Holdings Count | Holding	83
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.

C000084379 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class Y
Trading Symbol	ACGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class Y)	$27	0.52%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[47]
Net Assets	$ 4,370,929,716
Holdings Count | Holding	83
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.

C000084380 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R5
Trading Symbol	ACGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R5)	$26	0.49%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[48]
Net Assets	$ 4,370,929,716
Holdings Count | Holding	83
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.

C000120779 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R6
Trading Symbol	GIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R6)	$22	0.42%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[49]
Net Assets	$ 4,370,929,716
Holdings Count | Holding	83
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.

C000120780 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R6
Trading Symbol	VADFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class R6)	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[50]
Net Assets	$ 7,092,301,003
Holdings Count | Holding	508
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084405 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class Y
Trading Symbol	VADDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class Y)	$15	0.28%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[51]
Net Assets	$ 7,092,301,003
Holdings Count | Holding	508
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084407 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R
Trading Symbol	VADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class R)	$40	0.78%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[52]
Net Assets	$ 7,092,301,003
Holdings Count | Holding	508
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084404 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class C
Trading Symbol	VADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class C)	$64	1.23%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[53]
Net Assets	$ 7,092,301,003
Holdings Count | Holding	508
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084406 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class A
Trading Symbol	VADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class A)	$28	0.53%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[54]
Net Assets	$ 7,092,301,003
Holdings Count | Holding	508
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084420 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SPIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class A)	$26	0.51%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[55]
Net Assets	$ 4,285,346,622
Holdings Count | Holding	508
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.

C000084422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class C
Trading Symbol	SPICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class C)	$62	1.22%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%	[56]
Net Assets	$ 4,285,346,622
Holdings Count | Holding	508
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.

C000265797 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class R
Trading Symbol	SPIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class R)	$38	0.76%
[1]	For the period September 30, 2025 (commencement of operations) to February 28, 2026. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 38	[57]
Expense Ratio, Percent	0.76%	[58]
Net Assets	$ 4,285,346,622
Holdings Count | Holding	508
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.

C000084423 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	SPIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class Y)	$13	0.26%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[59]
Net Assets	$ 4,285,346,622
Holdings Count | Holding	508
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.

C000188891 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class R6
Trading Symbol	SPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class R6)	$9	0.17%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[60]
Net Assets	$ 4,285,346,622
Holdings Count | Holding	508
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.

C000120781 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R6
Trading Symbol	VAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R6)	$30	0.61%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[61]
Net Assets	$ 16,515,700,960
Holdings Count | Holding	55
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.

C000095845 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R5
Trading Symbol	VAFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R5)	$33	0.68%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%	[62]
Net Assets	$ 16,515,700,960
Holdings Count | Holding	55
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.

C000084427 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class Y
Trading Symbol	VAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class Y)	$33	0.68%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%	[63]
Net Assets	$ 16,515,700,960
Holdings Count | Holding	55
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.

C000095844 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R
Trading Symbol	VAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R)	$58	1.18%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[64]
Net Assets	$ 16,515,700,960
Holdings Count | Holding	55
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.

C000084426 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class C
Trading Symbol	VAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class C)	$82	1.68%
*	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%	[65]
Net Assets	$ 16,515,700,960
Holdings Count | Holding	55
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.

C000084424 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class A
Trading Symbol	VAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class A)	$46	0.93%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[66]
Net Assets	$ 16,515,700,960
Holdings Count | Holding	55
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.

C000160735 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ISHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class A)	$43	0.84%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[67]
Net Assets	$ 1,487,873,500
Holdings Count | Holding	735
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%

C000160736 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ISHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class C)	$81	1.59%
*	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%	[68]
Net Assets	$ 1,487,873,500
Holdings Count | Holding	735
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%

C000160737 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ISHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class Y)	$30	0.59%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[69]
Net Assets	$ 1,487,873,500
Holdings Count | Holding	735
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%

C000160738 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ISHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class R5)	$27	0.53%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[70]
Net Assets	$ 1,487,873,500
Holdings Count | Holding	735
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%

C000188892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ISHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class R6)	$27	0.53%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[71]
Net Assets	$ 1,487,873,500
Holdings Count | Holding	735
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%

C000209155 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class R6
Trading Symbol	STMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class R6)	$23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[72]
Net Assets	$ 1,618,982,840
Holdings Count | Holding	638
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,618,982,840
Total number of portfolio holdings	638
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.23%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.18%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 1.05%, 04/01/2042	0.99%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 0.80%, 11/01/2037	0.87%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.05%, 04/01/2042	0.80%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.77%
Bristol Warren Regional School District, Series 2025-1, GO Notes, 5.00%, 06/04/2026	0.77%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.27%, 05/01/2031	0.71%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.23%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.18%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 1.05%, 04/01/2042	0.99%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 0.80%, 11/01/2037	0.87%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.05%, 04/01/2042	0.80%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.77%
Bristol Warren Regional School District, Series 2025-1, GO Notes, 5.00%, 06/04/2026	0.77%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.27%, 05/01/2031	0.71%

C000209154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class Y
Trading Symbol	ORSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class Y)	$26	0.52%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[73]
Net Assets	$ 1,618,982,840
Holdings Count | Holding	638
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,618,982,840
Total number of portfolio holdings	638
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.23%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.18%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 1.05%, 04/01/2042	0.99%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 0.80%, 11/01/2037	0.87%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.05%, 04/01/2042	0.80%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.77%
Bristol Warren Regional School District, Series 2025-1, GO Notes, 5.00%, 06/04/2026	0.77%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.27%, 05/01/2031	0.71%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.23%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.18%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 1.05%, 04/01/2042	0.99%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 0.80%, 11/01/2037	0.87%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.05%, 04/01/2042	0.80%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.77%
Bristol Warren Regional School District, Series 2025-1, GO Notes, 5.00%, 06/04/2026	0.77%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.27%, 05/01/2031	0.71%

C000209156 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class A
Trading Symbol	ORSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class A)	$39	0.77%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[74]
Net Assets	$ 1,618,982,840
Holdings Count | Holding	638
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,618,982,840
Total number of portfolio holdings	638
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.23%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.18%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 1.05%, 04/01/2042	0.99%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 0.80%, 11/01/2037	0.87%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.05%, 04/01/2042	0.80%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.77%
Bristol Warren Regional School District, Series 2025-1, GO Notes, 5.00%, 06/04/2026	0.77%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.27%, 05/01/2031	0.71%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.23%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.18%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 1.05%, 04/01/2042	0.99%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 0.80%, 11/01/2037	0.87%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.05%, 04/01/2042	0.80%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.77%
Bristol Warren Regional School District, Series 2025-1, GO Notes, 5.00%, 06/04/2026	0.77%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.27%, 05/01/2031	0.71%

C000209161 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class A
Trading Symbol	OOSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class A)	$54	1.09%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[75]
Net Assets	$ 2,600,350,880
Holdings Count | Holding	564
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.

C000209162 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class C
Trading Symbol	OOSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class C)	$91	1.84%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.84%	[76]
Net Assets	$ 2,600,350,880
Holdings Count | Holding	564
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.

C000209160 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R
Trading Symbol	OOSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R)	$67	1.34%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%	[77]
Net Assets	$ 2,600,350,880
Holdings Count | Holding	564
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.

C000209159 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class Y
Trading Symbol	OOSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class Y)	$42	0.84%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[78]
Net Assets	$ 2,600,350,880
Holdings Count | Holding	564
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.

C000209158 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R5
Trading Symbol	SFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R5)	$37	0.74%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[79]
Net Assets	$ 2,600,350,880
Holdings Count | Holding	564
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.

C000209157 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R6
Trading Symbol	OOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R6)	$37	0.74%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[80]
Net Assets	$ 2,600,350,880
Holdings Count | Holding	564
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.

C000209173 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R6
Trading Symbol	OPTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R6)	$31	0.62%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[81]
Net Assets	$ 5,795,369,063
Holdings Count | Holding	55
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.

C000209172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R5
Trading Symbol	CPTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R5)	$31	0.62%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[82]
Net Assets	$ 5,795,369,063
Holdings Count | Holding	55
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.

C000209171 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class Y
Trading Symbol	OTCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class Y)	$34	0.68%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[83]
Net Assets	$ 5,795,369,063
Holdings Count | Holding	55
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.

C000209170 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R
Trading Symbol	OTCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R)	$59	1.18%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[84]
Net Assets	$ 5,795,369,063
Holdings Count | Holding	55
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.

C000209174 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class C
Trading Symbol	OTFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class C)	$84	1.68%
*	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%	[85]
Net Assets	$ 5,795,369,063
Holdings Count | Holding	55
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.

C000209169 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class A
Trading Symbol	OPTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class A)	$45	0.91%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[86]
Net Assets	$ 5,795,369,063
Holdings Count | Holding	55
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.

C000209176 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class A
Trading Symbol	OPOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class A)	$54	0.99%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[87]
Net Assets	$ 6,639,237,119
Holdings Count | Holding	98
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.

C000209180 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class C
Trading Symbol	ODICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class C)	$96	1.75%
*	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.75%	[88]
Net Assets	$ 6,639,237,119
Holdings Count | Holding	98
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.

C000209178 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R
Trading Symbol	ODINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R)	$69	1.25%
*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%	[89]
Net Assets	$ 6,639,237,119
Holdings Count | Holding	98
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.

C000209177 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class Y
Trading Symbol	ODIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class Y)	$41	0.75%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[90]
Net Assets	$ 6,639,237,119
Holdings Count | Holding	98
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.

C000209175 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R5
Trading Symbol	DIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R5)	$38	0.70%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[91]
Net Assets	$ 6,639,237,119
Holdings Count | Holding	98
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.

C000209179 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R6
Trading Symbol	ODIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R6)	$34	0.62%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[92]
Net Assets	$ 6,639,237,119
Holdings Count | Holding	98
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.

C000222272 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 Index Fund
Class Name	Class R6
Trading Symbol	IVNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ 100 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ 100 Index Fund (Class R6)	$15	0.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[93],[94]
Net Assets	$ 214,067,998
Holdings Count | Holding	106
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$214,067,998
Total number of portfolio holdings	106
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.17%
Apple, Inc.	7.41%
Microsoft Corp.	5.54%
Amazon.com, Inc.	4.26%
Tesla, Inc.	3.81%
Meta Platforms, Inc., Class A	3.61%
Alphabet, Inc., Class A	3.45%
Walmart, Inc.	3.28%
Alphabet, Inc., Class C	3.20%
Broadcom, Inc.	2.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.17%
Apple, Inc.	7.41%
Microsoft Corp.	5.54%
Amazon.com, Inc.	4.26%
Tesla, Inc.	3.81%
Meta Platforms, Inc., Class A	3.61%
Alphabet, Inc., Class A	3.45%
Walmart, Inc.	3.28%
Alphabet, Inc., Class C	3.20%
Broadcom, Inc.	2.86%
* Excluding money market fund holdings, if any.

C000241066 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA Municipal Bond Fund
Class Name	Invesco SMA Municipal Bond Fund
Trading Symbol	SMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SMA Municipal Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA Municipal Bond Fund	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[95],[96]
Net Assets	$ 107,912,200
Holdings Count | Holding	116
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$107,912,200
Total number of portfolio holdings	116
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Polk (County of), FL Industrial Development Authority (Carpenter's Home Estates), Series 2019, Ref. IDR, 5.00%, 01/01/2039	1.88%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB, 5.00%, 05/01/2032	1.63%
New Hampshire (State of) Health and Education Facilities Authority, Series 2015, Ref. RB, 5.00%, 07/01/2036	1.62%
Kentucky (Commonwealth of) Public Energy Authority, Series 2024 A, RB, 5.00%, 07/01/2030	1.49%
Massachusetts (Commonwealth of) Development Finance Agency (Brown University Health Obligated Group), Series 2025 A, RB, 5.25%, 08/15/2044	1.48%
Point Phase 1 Public Infrastructure District No. 1, Series 2025 A-1, RB, 5.88%, 03/01/2045	1.46%
New Hampshire (State of) Business Finance Authority (Vista (The)), Series 2019 A, RB, 5.25%, 07/01/2039	1.46%
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy), Series 2025, RB, 6.25%, 06/15/2045	1.44%
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016, Ref. RB, 5.00%, 06/01/2036	1.43%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2015 D, Ref. RB, 5.50%, 12/01/2027	1.40%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Polk (County of), FL Industrial Development Authority (Carpenter's Home Estates), Series 2019, Ref. IDR, 5.00%, 01/01/2039	1.88%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB, 5.00%, 05/01/2032	1.63%
New Hampshire (State of) Health and Education Facilities Authority, Series 2015, Ref. RB, 5.00%, 07/01/2036	1.62%
Kentucky (Commonwealth of) Public Energy Authority, Series 2024 A, RB, 5.00%, 07/01/2030	1.49%
Massachusetts (Commonwealth of) Development Finance Agency (Brown University Health Obligated Group), Series 2025 A, RB, 5.25%, 08/15/2044	1.48%
Point Phase 1 Public Infrastructure District No. 1, Series 2025 A-1, RB, 5.88%, 03/01/2045	1.46%
New Hampshire (State of) Business Finance Authority (Vista (The)), Series 2019 A, RB, 5.25%, 07/01/2039	1.46%
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy), Series 2025, RB, 6.25%, 06/15/2045	1.44%
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016, Ref. RB, 5.00%, 06/01/2036	1.43%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2015 D, Ref. RB, 5.50%, 12/01/2027	1.40%

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